S-K 1603, SPAC Sponsor; Conflicts of Interest	Aug. 07, 2026
SPAC Sponsor and Conflicts of Interest [Line Items]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Table Text Block]

Pursuant to a letter agreement to be entered with us, we have agreed not to enter into a definitive agreement regarding an initial business combination without the prior consent of our sponsor. Further, pursuant to such letter agreement, our initial shareholders have agreed not to transfer, assign or sell any of their founder shares until the earlier to occur of: (i) 180 days after the completion of our initial business combination and (ii) the date on which we complete a liquidation, merger, share exchange or other similar transaction after our initial business combination that results in all of our shareholders having the right to exchange their ordinary shares for cash, securities or other property; and our sponsor has agreed not to transfer, assign or sell any of its private placement shares until 30 days after the completion of our initial business combination; except, in each case, to certain permitted transferees and under certain circumstances as described herein under “Principal Shareholders — Transfers of Founder Shares and Private Placement Shares”. Any permitted transferees will be subject to the same restrictions and other agreements of our initial shareholders with respect to any founder shares or private placement shares.

Subject Securities	Expiration Date	Persons Subject to Restrictions	Exceptions to Transfer Restrictions
Founder Shares	With certain limited exceptions, the founder shares are not transferable, assignable or saleable until the earlier of (A) 180 days after the completion of our initial business combination and (B) the date following the completion of our initial business combination on which we complete a liquidation, merger, share exchange or other similar transaction that results in all of our shareholders having the right to exchange their ordinary shares for cash, securities or other property.	Sponsor Dr. Someit Sidhu	Transfers of the founder shares are permitted (a) to our officers or directors, any affiliate or family member of any of our officers or directors, any members or partners of our sponsor or their affiliates, any affiliates of our sponsor, or any employees of such affiliates; (b) in the case of an individual, by gift to a member of such individual’s immediate family or to a trust, the beneficiary of which is a member of such individual’s immediate family, an affiliate of such individual or to a charitable organization; (c) in the case of an individual, by virtue of laws of descent and distribution upon death of such individual; (d) in the case of an individual, pursuant to a qualified domestic relations order; (e) by private sales or transfers made in connection with any forward purchase agreement or similar arrangement or otherwise in connection with the consummation of our initial business combination at prices no greater than the price at which the securities were originally purchased; (f) in the event of our liquidation prior to the completion of an initial business combination; (g) by virtue of the laws of the Cayman Islands or our sponsor’s limited partnership agreement upon dissolution of our sponsor; or (h) in the event of our liquidation, merger, capital stock exchange or other similar transaction which results in all of our shareholders having the right to exchange their ordinary shares for cash, securities or other property subsequent to the completion of an initial business combination; provided, however, that in the case of clauses (a) through (e) or (g), these permitted transferees must enter into a written agreement with the company agreeing to be bound by these transfer restrictions and the other restrictions contained in the letter agreement (including provisions relating to voting, the trust account and liquidating distributions).

Subject Securities	Expiration Date	Persons Subject to Restrictions	Exceptions to Transfer Restrictions
Private Placement Shares	The private placement shares are not transferable or saleable until 30 days after the completion of our initial business combination.	Sponsor	Same as above.

Up to 225,000 of the founder shares will be surrendered by our sponsor to us for no consideration depending on the extent to which the underwriters’ over-allotment option is exercised. In addition, although there are no current plans to do so, in order to facilitate our initial business combination or a PIPE financing or for any other reason determined by our sponsor in its sole discretion, our sponsor may surrender or forfeit, transfer or exchange our founder shares, including for no consideration, as well as subject any such securities to earn-outs or other restrictions, or otherwise amend the terms of any such securities or enter into any other arrangements with respect to any such securities.

The securities held by the sponsor are expected to only be distributed directly to the members of the sponsor in connection with or following the consummation of our initial business combination, provided that such members agree to become subject to the applicable transfer restrictions with respect to such securities. Indirect transfers of the securities held by the sponsor, such as to another limited partner of the sponsor or their affiliate or a new limited partner of the sponsor, may be permitted with the consent of Dr. Someit Sidhu, the sole general partner of our sponsor, so long as such transfer complies with the applicable transfer restrictions with respect to such securities.

Additionally, our initial business combination may be subject to regulatory review and approval requirements, including foreign investment regulations and review by government entities such as the Committee on Foreign Investment in the United States (“CFIUS”). Our initial shareholders, including our sponsor, will own approximately 20% of our issued and outstanding shares following this offering (excluding the private placement shares). Our sponsor is exclusively “controlled” for CFIUS purposes by Dr. Someit Sidhu, who is a citizen of the United Kingdom. As a result, we may be considered a “foreign person” under rules promulgated by CFIUS and may not be able to complete an initial business combination with a U.S. target company since such initial business combination may be subject to U.S. foreign investment regulations and review by a U.S. government entity such as CFIUS, or ultimately prohibited. As such, an initial business combination with a U.S. business or foreign business with U.S. subsidiaries that we may wish to pursue may be subject to CFIUS review, or ultimately prohibited. As a result, the pool of potential targets with which we could complete an initial business combination may be limited. Please see “Risk Factors — We may not be able to complete an initial business combination since such initial business combination may be subject to regulatory review and approval requirements, including foreign investment regulations and review by government entities such as the CFIUS, or may be ultimately prohibited.” for additional information.

Corporate Information

Our executive offices are located at 153 Central Avenue, C/O 56, Westfield, NJ 07091, and our telephone number is 201-688-0364.

We are a Cayman Islands exempted company. Exempted companies are Cayman Islands companies conducting business mainly outside the Cayman Islands and, as such, are exempted from complying with certain provisions of the Companies Act. As an exempted company, we have applied for and received a tax exemption undertaking from the Cayman Islands government that, in accordance with Section 6 of the Tax Concessions Act (As Revised) of the Cayman Islands, for a period of 30 years from the date of the undertaking, no law which is enacted in the Cayman Islands imposing any tax to be levied on profits, income, gains or appreciations will apply to us or our operations and, in addition, that no tax to be levied on profits, income, gains or appreciations or which is in the nature of estate duty or inheritance tax will be payable (i) on or in respect of our shares, debentures or other obligations or (ii) by way of the withholding in whole or in part of a payment of dividends or other distribution of income or capital by us to our shareholders or a payment of principal or interest or other sums due under a debenture or other obligation of us.